Acquisition - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 01, 2022	Jul. 01, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Contingent consideration, included in other non-current liabilities					$ 20,000				$ 20,000
General and administrative expenses	$ 1,700			$ 438,427		$ 34,440	$ 873,195	$ 52,367	$ 862,952	$ 38,306	$ 29,483
Common stock shares issued	4,051,107		1,779,814,217	1,779,814,217	1,690,990,815		1,779,814,217		1,690,990,815	1,289,014,925
Estimated fair value	$ 1,900
Change in fair value of contingent consideration liability	800
Milestone payments	$ 25,000
Common stock			$ 164	$ 164	$ 161		$ 164		$ 161	$ 129
Common Class A [Member]
Business Acquisition [Line Items]
Common stock shares issued	5,749,957		1,095,736,657	1,095,736,657	1,326,146,808		1,095,736,657		1,326,146,808	974,224,443
Business acquire consideration	$ 17,000
Restricted Stock [Member]
Business Acquisition [Line Items]
Contingent consideration of restricted stock	1,698,850
Restricted Stock [Member] | FGen AG [Member]
Business Acquisition [Line Items]
Contingent consideration	$ 3,800						$ 3,842
Share-based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	461,200
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures	$ 584,246
Share-based Payment Arrangement, Tranche Three [Member]
Business Acquisition [Line Items]
Remaining restricted shares	653,404
Dutch DNA Biotech B.V. [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Contingent consideration, included in other non-current liabilities		$ 20,000
Business acquisition, pro forma information, description									The acquisition was accounted for in accordance with ASC 805, Business Combinations. Dutch DNA’s results of operations have been included in the Consolidated Statements of Operations and Comprehensive Loss since the date of acquisition, which were not material. The Dutch DNA acquisition does not represent a material business combination, and therefore pro forma financial information is not provided.
Dutch DNA Biotech B.V. [Member] | Deferred income tax net [Member]
Business Acquisition [Line Items]
Decrease in legal accrual, measurement period adjustment					$ 5,000
Goodwill purchase accounting adjustments					$ 19,500
FGen [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Business combination share price	$ 4.2
FGen [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Business combination share price	$ 4.2
Bitome Inc [Member]
Business Acquisition [Line Items]
Change in fair value of contingent consideration liability			$ 400
Business Acquisition, Name of Acquired Entity			Bitome, Inc. (“Bitome”)
Business Acquisition, Description of Acquired Entity			a privately-held company with an integrated metabolite monitoring platform that is expected to support accelerated product development timelines across Ginkgo’s portfolio of cell programs. The Company accounted for the transaction as an asset acquisition as substantially all of the value received was concentrated in the intellectual property acquired.
Repayments of Convertible Debt			$ 100
Bitome Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Common stock shares issued			388,649	388,649			388,649
Common stock			$ 1,200	$ 1,200			$ 1,200
Acquisition-related Costs [Member] | Dutch DNA Biotech B.V. [Member]
Business Acquisition [Line Items]
General and administrative expenses		$ 600